Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Nov. 30, 2017
Significant Accounting Policies [Line Items]
Inventory reserve amount	$ 22,500,000	$ 18,500,000
Property, plant and equipment estimated useful lives, years	15 years
Variable interest entity, ownership percentage	25.00%
Equity interest acquired	93.80%			93.80%
Loss contingency liability	$ 0
Maximum percentage of total revenues represented by distributors and agents that are not granted price protection	10.00%
Percentage of contract related revenues	1.00%
ASU 2017-07
Significant Accounting Policies [Line Items]
Increase (decrease) to cost of goods sold	$ (900,000)	0	$ 600,000
Increase (decrease) to internal research and development expense	(400,000)	0	200,000
Increase (decrease) to selling, general and administrative expense	(200,000)	0	100,000
Increase (decrease) to other income (expense) net	1,500,000	$ 0	$ (900,000)
ASU 2016-09
Significant Accounting Policies [Line Items]
Tax Benefit Would Have Recognized In Absence Of Valuation Allowance	$ 2,400
Minimum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets useful life, years	5 years
Variable interest entity, ownership percentage	20.00%
Equity interest acquired	50.00%
Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets useful life, years	20 years
Building improvements and land improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years	10 years
Building improvements and land improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years	20 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years	3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years	20 years